Concessions and Authorizations - Additional Information (Details) - BRL (R$) R$ in Millions				12 Months Ended
	May 23, 2023	Apr. 13, 2023	Jan. 25, 2023	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Discount of future payments				12.50%
Concession expired				December 2045
Permitted Annual Revenue				R$ 17
Transfer of funds		R$ 222
Average tariff adjustment	13.27%			13.27%
Percentage of readjustment corresponding to costs manageable				0.66%
Percentage of remaining percentage corresponding to costs				12.61%
Percentage of increase in non-manageable costs				5.09%
Increase of financial asset				R$ 39,516
Percentage of financial items make up tariff				7.52%
Maximum [Member]
IfrsStatementLineItems [Line Items]
Average tariff adjustment	15.55%			8.94%
Percentage of reduction of average values			10.71%
Minimum [Member]
IfrsStatementLineItems [Line Items]
Average tariff adjustment	8.94%			15.55%
Percentage of reduction of average values			9.19%